CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ 870,971		$ 43,317	$ 26,913,135	$ (26,085,481)
Balance, shares at Dec. 31, 2012			43,317,683
Common stock issued for lease deposit	31,500		350	31,150
Common stock issued for lease deposit, shares			350,000
Warrants exercised	50,000		700	49,300
Warrants exercised, shares			700,000
Stock options issued for services	163,137			163,137
Common shares issued for services	194,800		870	193,930
Common shares issued for services, shares			870,000
Common shares issued for note payable conversion	169,800
Stock options exercised			23	(23)
Stock options exercised, shares			23,333
Common stock issued in purchase of acquisition	548,604		1,444	547,160
Common stock issued in purchase of acquisition, shares			1,443,696
Warrants issued in conjunction with notes payable	169,800		1,720	168,080
Warrants issued in conjunction with notes payable, shares			1,720,000
Warrants issued for extension of secured note	55,154			55,154
Net loss	(1,198,134)				(1,198,134)
Balance at Dec. 31, 2013	885,832		48,424	28,121,023	(27,283,615)
Balance, shares at Dec. 31, 2013			48,424,712
Warrants exercised	12,500		50	12,450
Warrants exercised, shares			50,000
Warrants exercised using cashless provision			117	(117)
Warrants exercised using cashless provision, shares			117,245
Stock options issued for services	236,085			236,085
Common shares issued for services	133,000		250	132,750
Common shares issued for services, shares			250,000
Common shares issued for note payable conversion	1,174,366		2,327	1,172,039
Common shares issued for note payable conversion, shares			2,326,599
Stock options exercised	75,000		500	74,500
Stock options exercised, shares			500,000
Preferred stock issued for cash, shares		4,000
Preferred stock issued for cash	4,000,000	4,000,000
Deemed dividend for preferred stock beneficial converstion feature		(720,424)		720,424
Issuance costs for preferred stock offering	(242,700)	(242,700)
Common stock issued in purchase of acquisition	2,219,839		3,523	2,216,316
Common stock issued in purchase of acquisition, shares			3,523,554
Warrants issued in conjunction with notes payable	1,293,679			1,293,679
Warrants issued in conjunction with notes payable, shares
Common shares issued for cash to related party, shares			95,456
Common shares issued for cash to related party	50,000		96	49,904
Series A Preferred shares converted to common shares		(188,783)	357	188,426
Series A Preferred shares converted to common shares, shares		(250)	357,145
Cumulative dividends paid on Series A Preferred Shares	(101,342)				(101,342)
Net loss	(2,395,053)				(2,395,053)
Balance at Dec. 31, 2014	7,341,206	2,848,093	55,644	34,217,479	(29,780,010)
Balance, shares at Dec. 31, 2014		3,750	55,644,711
Warrants exercised using cashless provision			359	(359)
Warrants exercised using cashless provision, shares			359,153
Stock options issued for services	270,108			270,108
Series A Preferred shares converted to common shares		(644,210)	1,228	642,982
Series A Preferred shares converted to common shares, shares		(860)	1,228,572
Net loss	(3,130,602)				(3,130,602)
Balance at Mar. 31, 2015	$ 4,480,712	$ 2,203,883	$ 57,231	$ 35,130,210	$ (32,910,612)
Balance, shares at Mar. 31, 2015		2,890	57,232,436